Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 100.0%
Aerospace & Defense – 1.3%
General Dynamics Corp	12,458	$3,519,260
Howmet Aerospace Inc	80,489	5,507,862
		9,027,122
Beverages – 1.9%
Constellation Brands Inc - Class A	21,876	5,945,022
Monster Beverage Corp*	118,143	7,003,517
		12,948,539
Biotechnology – 2.9%
AbbVie Inc	35,107	6,392,985
Amgen Inc	16,414	4,666,828
Argenx SE (ADR)*	3,929	1,546,926
Madrigal Pharmaceuticals Inc*	2,966	792,041
Sarepta Therapeutics Inc*	14,188	1,836,778
Vertex Pharmaceuticals Inc*	10,229	4,275,824
		19,511,382
Capital Markets – 1.5%
Ares Management Corp - Class A	16,541	2,199,622
Blackstone Group Inc	29,800	3,914,826
Charles Schwab Corp	24,066	1,740,934
LPL Financial Holdings Inc	9,176	2,424,299
		10,279,681
Chemicals – 1.1%
Sherwin-Williams Co	20,434	7,097,341
Diversified Financial Services – 4.7%
Apollo Global Management Inc	27,775	3,123,299
Global Payments Inc	9,294	1,242,236
Mastercard Inc - Class A	28,079	13,522,004
Visa Inc	48,303	13,480,401
		31,367,940
Electronic Equipment, Instruments & Components – 0.2%
Keysight Technologies Inc*	9,530	1,490,301
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	69,630	1,575,031
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series C*	106,939	7,015,198
Netflix Inc*	16,442	9,985,720
		17,000,918
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	8,411	955,994
Boston Scientific Corp*	36,708	2,514,131
Edwards Lifesciences Corp*	38,378	3,667,402
Intuitive Surgical Inc*	7,920	3,160,793
Stryker Corp	6,738	2,411,328
		12,709,648
Health Care Providers & Services – 2.0%
HCA Healthcare Inc	5,354	1,785,720
Humana Inc	4,262	1,477,721
UnitedHealth Group Inc	20,787	10,283,329
		13,546,770
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings Inc	2,903	10,531,736
Chipotle Mexican Grill Inc*	2,849	8,281,388
Las Vegas Sands Corp	122,826	6,350,104
		25,163,228
Household Products – 1.7%
Procter & Gamble Co	71,174	11,547,982
Industrial Conglomerates – 0.3%
3M Co	19,134	2,029,543
Information Technology Services – 0.1%
Snowflake Inc - Class A*	3,460	559,136
Insurance – 1.2%
Arthur J Gallagher & Co	9,103	2,276,114
Progressive Corp/The	27,522	5,692,100
		7,968,214
Interactive Media & Services – 11.4%
Alphabet Inc - Class C*	240,402	36,603,609
Meta Platforms Inc - Class A	83,046	40,325,477
		76,929,086

Shares		Value
Common Stocks– (continued)
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	5,187	$3,014,736
Machinery – 2.7%
Deere & Co	22,916	9,412,518
Fortive Corp	47,307	4,069,348
Ingersoll Rand Inc	50,543	4,799,058
		18,280,924
Multiline Retail – 6.1%
Amazon.com Inc*	227,916	41,111,488
Oil, Gas & Consumable Fuels – 0.3%
EOG Resources Inc	17,658	2,257,399
Pharmaceuticals – 3.5%
AstraZeneca PLC (ADR)	33,223	2,250,858
Eli Lilly & Co	19,942	15,514,078
Merck & Co Inc	23,010	3,036,170
Novo Nordisk A/S (ADR)	18,578	2,385,415
		23,186,521
Real Estate Management & Development – 1.2%
CoStar Group Inc*	79,785	7,707,231
Road & Rail – 2.0%
JB Hunt Transport Services Inc	15,414	3,071,240
TFI International Inc	32,271	5,145,934
Uber Technologies Inc*	66,501	5,119,912
		13,337,086
Semiconductor & Semiconductor Equipment – 16.9%
Advanced Micro Devices Inc*	43,084	7,776,231
Applied Materials Inc	19,004	3,919,195
ASML Holding NV	7,003	6,796,201
Broadcom Inc	6,503	8,619,141
KLA Corp	6,764	4,725,127
Lam Research Corp	8,600	8,355,502
Lattice Semiconductor Corp*	10,551	825,405
Marvell Technology Inc	20,994	1,488,055
NVIDIA Corp	74,388	67,214,021
ON Semiconductor Corp*	31,767	2,336,463
Texas Instruments Inc	7,180	1,250,828
		113,306,169
Software – 18.5%
Adobe Inc*	14,394	7,263,212
Cadence Design Systems Inc*	26,209	8,158,338
Dynatrace Inc*	34,120	1,584,533
Microsoft Corp	195,882	82,411,475
Oracle Corp	45,476	5,712,240
Palo Alto Networks Inc*	4,257	1,209,541
ServiceNow Inc*	5,511	4,201,586
Synopsys Inc*	13,418	7,668,387
Tyler Technologies Inc*	6,788	2,884,968
Workday Inc - Class A*	12,950	3,532,113
		124,626,393
Specialty Retail – 2.6%
O'Reilly Automotive Inc*	6,604	7,455,124
TJX Cos Inc	96,252	9,761,878
		17,217,002
Technology Hardware, Storage & Peripherals – 5.6%
Apple Inc	219,130	37,576,412
Trading Companies & Distributors – 0.9%
Ferguson PLC	26,659	5,823,125
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc	26,532	4,330,553
Total Investments (total cost $296,933,234) – 100.0%		672,526,901
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(265,368)
Net Assets – 100%		$672,261,533

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$654,401,567	97.3%
Netherlands	6,796,201	1.0
Canada	5,145,934	0.8
Denmark	2,385,415	0.4
United Kingdom	2,250,858	0.3
Belgium	1,546,926	0.2

Total	$672,526,901	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$11,249	$-	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	717∆	-	-	-
Total Affiliated Investments - 0.0%	$11,966	$-	$-	$-

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	371,226	17,830,850	(18,202,076)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	495,940	6,695,500	(7,191,440)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$672,526,901	$-	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70316 05-24